RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Changes in the bunker price (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Increase in the bunker prices of 10% per ton:
Changes in profit/loss before tax for the following year		$ (20.7)	$ (18.3)
Changes in equity for the following year		$ (20.7)	$ (18.3)
Sensitivity to changes
Increase in the bunker prices of 10% per ton:
Changes in profit/loss before tax for the following year	$ (19.8)
Changes in equity for the following year	$ (19.8)